DEFINED CONTRIBUTION 401K (Tables)	12 Months Ended
Dec. 31, 2020
DEFINED CONTRIBUTION 401K
Schedule of 401(k) contributions

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
Non-Discretionary	$1,040	$908	$592	$308
Discretionary	4,263	4,246	2,436	1,026
Total 401(k) Contributions	$5,303	$5,154	$3,028	$1,334